23. Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent events

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.

ZHEJIANG JIAHUAN
Subsequent events

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.

ZHEJIANG TIANLAN
Subsequent events

On December 22, 2016, the board of director approved the issuance and allotment of 1,200,000 ordinary shares at a price RMB 6.00 per shares, which in the aggregative amount the gross proceeds of RMB 7,200,000 to the existing shareholders. The shares were transferred on New Third Board at March 31, 2017. The share allotment was no material effect to the consolidated financial statement of the Company as at December 31, 2016

On April 19, 2017, the Company reached an agreement to acquire 35% share of a PRC company, the acquisition price is RMB 1 and the Company is requested to invest RMB10,500,000 to the associate.

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.